Shareholders' Equity - Common Shares (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Amount
Balance at the beginning year			$ 5,769.1
Exercise of stock options			4.3	$ 2.7
Dividend reinvestment plan	$ 5.9	$ 9.3	9.1	$ 19.8
Balance at the ending year	$ 5,789.2		$ 5,789.2		$ 5,769.1
Common shares
Shareholders' Equity
Shares issued	192,701,088		192,701,088
Shares outstanding	192,701,088		192,701,088
Shares, par value (dollars per share)	$ 0		$ 0
Number of shares
Number of shares outstanding at end of year	192,701,088		192,701,088
Preferred shares
Shareholders' Equity
Shares issued	0		0
Share capital
Shareholders' Equity
Shares outstanding	192,701,088		192,701,088		192,552,695
Number of shares
Number of shares outstanding at beginning of year			192,552,695	192,175,042	192,175,042
Exercise of stock options			59,249		71,864
Vesting of restricted share units			32,073		18,340
Dividend reinvestment plan			57,071		287,449
Number of shares outstanding at end of year	192,701,088		192,701,088		192,552,695
Amount
Balance at the beginning year			$ 5,769.1	$ 5,728.2	$ 5,728.2
Exercise of stock options			5.5	3.5	3.6
Vesting of restricted share units			5.5	2.4	2.7
Dividend reinvestment plan			9.1	$ 19.8	34.6
Balance at the ending year	$ 5,789.2		$ 5,789.2		$ 5,769.1